Summary of Significant Accounting Policies and Related Matters - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended									0 Months Ended				0 Months Ended			12 Months Ended	0 Months Ended		1 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2012 Net Income	Dec. 31, 2012 Exploration Expense	Dec. 31, 2012 Lease Operating Expense	Dec. 31, 2012 Other Expense	Jan. 29, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Dec. 31, 2013 Subsequent Event Marcellus Joint Venture	Dec. 31, 2013 Rice Partners	Aug. 30, 2012 Natural Gas Partners	Jan. 25, 2012 Natural Gas Partners	Apr. 30, 2013 Natural Gas Partners	Dec. 31, 2013 Natural Gas Partners	Dec. 31, 2012 Natural Gas Partners	Jan. 25, 2012 Natural Gas Partners
Summary Of Significant Accounting Policies [Line Items]
Ownership interest																	50.00%	100.00%			50.00%
Ownership interest of total units outstanding																						90.00%
Equity commitment																										$ 300,000,000	$ 100,000,000	$ 100,000,000
Equity commitment funded																							25,000,000	75,000,000	200,000,000
Percentage of voting interests acquired																50.00%				50.00%
Total consideration amount							10,000,000								322,000,000				322,000,000
Cash paid for acquisitions	3,300,000					1,000,000									100,000,000				100,000,000
Issuance of shares of common stock															9,523,810				9,523,810
Write-off of unsuccessful exploratory well costs						8,143,000
Property and equipment, useful life									3 years	40 years
Accumulated depreciation						1,300,000	600,000
Depreciation expense						700,000	600,000	100,000
Deferred financing costs, accumulated amortization						14,300,000	9,900,000
Deferred financing costs, amortization expense		532,000	1,937,000	1,021,000	3,802,000	5,230,000	7,220,000	2,675,000
Deferred financing costs, expected amortization in 2014						1,900,000
Deferred financing costs, expected amortization in 2015						1,900,000
Deferred financing costs, expected amortization in 2016						1,900,000
Deferred financing costs, expected amortization in 2017						1,900,000
Deferred financing costs, expected amortization in 2018						1,100,000
Cost of extending drilling right lease						1,600,000	3,100,000
Effect of correction of expense related to prior periods											$ (1,700,000)	$ 1,100,000	$ 500,000	$ 100,000